UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-03957
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                7-9-2004
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        -------------------

Form 13F Information Table Entry Total:         89
                                        -------------------

Form 13F Information Table Value Total: $  213,590
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       3,282     80,522      X                                           80,522
ABERCROMBIE & FITCH        COM       002896207       2,806     72,425      X                                           72,425
ALLIANT TECHSYSTEMS        COM       018804104       5,774     91,158      X                                           91,158
AMBAC                      COM       023139108         727      9,900      X                                            9,900
AMERICAN EXPRESS           COM       025816109       2,494     48,539      X                                           48,539
AMETEK                     COM       031100100       7,437    240,695      X                                          240,695
AMGEN                      COM       031162100       3,490     63,952      X                                           63,952
ANHEUSER BUSCH             COM       035229103       3,680     68,152      X                                           68,152
APPLIED MATERIALS          COM       038222105         700     35,700      X                                           35,700
AVON PRODUCTS              COM       054303102       2,720     58,950      X                                           58,950
BANK OF AMERICA            COM       06605F102         939     11,092      X                                           11,092
BARD (C.R.)                COM       067383109       1,168     20,610      X                                           20,610
BARR PHARMACEUTICALS       COM       068306109       1,129     33,509      X                                           33,509
BECKMAN COULTER INC        COM       075811109       2,966     48,630      X                                           48,630
BED BATH & BEYOND          COM       075896100       3,163     82,262      X                                           82,262
BIOMET                     COM       090613100       1,978     44,515      X                                           44,515
BROWN & BROWN INC          COM       115236101       1,826     42,372      X                                           42,372
C H ROBINSON WORLDWIDE     COM       12541W100         525     11,450      X                                           11,450
C S G SYSTEMS INTL         COM       126349109         870     42,050      X                                           42,050
CATALINA MARKETING         COM       148867104       1,461     79,865      X                                           79,865
CHRISTOPHER & BANKS        COM       171046105       1,533     86,583      X                                           86,583
CISCO SYSTEMS              COM       17275R102       1,455     61,382      X                                           61,382
CITIGROUP                  COM       172967101         623     13,393      X                                           13,393
CLARCOR INC                COM       179895107       2,036     44,450      X                                           44,450
COCA COLA                  COM       191216100       1,815     35,958      X                                           35,958
COLGATE PALMOLIVE          COM       194162103       1,137     19,451      X                                           19,451
CRANE                      COM       224399105         284      9,050      X                                            9,050
DELL                       COM       247025109       6,057    169,087      X                                          169,087
DIONEX                     COM       254546104         279      5,050      X                                            5,050
DOLLAR TREE STORES         COM       256747106       2,374     86,561      X                                           86,561
DONALDSON COMPANY          COM       257651109       1,213     41,390      X                                           41,390
EATON                      COM       278058102       1,738     26,850      X                                           26,850
ECOLAB                     COM       278865100         365     11,500      X                                           11,500
EQUIFAX                    COM       294429105       1,768     71,425      X                                           71,425
EXPEDITORS INT'L           COM       302130109       6,321    127,935      X                                          127,935
FACTSET RESEARCH SYSTEMS   COM       303075105       1,137     24,050      X                                           24,050
FANNIE MAE                 COM       313586109       3,315     46,459      X                                           46,459
FORD                       COM       345370100       1,820    116,320      X                                          116,320
FREDDIE MAC                COM       313400301       2,800     44,233      X                                           44,233
GALLAGHER, (ARTHUR, J.)    COM       363576109       3,187    104,650      X                                          104,650
GANNETT                    COM       364730101       1,568     18,481      X                                           18,481
GARMIN LTD                 COM       G37260109       3,667     98,935      X                                           98,935
GENERAL DYNAMICS           COM       369550108       3,138     31,600      X                                           31,600
GENERAL ELECTRIC           COM       369604103         252      7,769      X                                            7,769
GENERAL MOTORS             COM       370442105       1,572     33,738      X                                           33,738
GRACO INC                  COM       384109104       5,527    178,010      X                                          178,010
GUIDANT CORP               COM       401698105       3,867     69,200      X                                           69,200
HARLEY DAVIDSON INC        COM       412822108       2,118     34,200      X                                           34,200
I M B                      COM       459200101       3,123     35,425      X                                           35,425
I M S HEALTH               COM       449934108         667     28,458      X                                           28,458
INTEGRATED CIRCUIT SYS     COM       45811K208       1,415     52,100      X                                           52,100
INTEL                      COM       458140100       2,610     94,564      X                                           94,564
JOHNSON CONTROLS           COM       478366107       1,983     37,155      X                                           37,155
JOHNSON & JOHNSON          COM       478160104       2,653     47,632      X                                           47,632
KB HOME                    COM       48666K109       1,454     21,185      X                                           21,185
KELLOGG                    COM       191216100       1,906     45,550      X                                           45,550
KIMBERLY-CLARK             COM       494368103       3,336     50,640      X                                           50,640
KING PHARMACEUTICALS INC   COM       495582108         332     28,996      X                                           28,996
LENNAR CORP                COM       526057104         230      5,150      X                                            5,150
LEXMARK INTL GROUP         COM       529771107       1,930     19,990      X                                           19,990
LILLY ELI & CO             COM       532457108       3,159     45,187      X                                           45,187
M B N A                    COM       55262L100       4,788    185,641      X                                          185,641
M G I C INVESTMENT         COM       552848103       2,989     39,400      X                                           39,400
MC CORMICK                 COM       579780206       5,511    162,085      X                                          162,085
MCGRAW-HILL                COM       580645109       2,002     26,150      X                                           26,150
MERCK                      COM       589331107       1,385     29,157      X                                           29,157
METTLER TOLEDO INTL        COM       592688105       5,252    106,875      X                                          106,875
MICROSOFT                  COM       594918104         414     14,480      X                                           14,480
MONTEREY PASTA             COM       612570101          36     10,000      X                                           10,000
NATIONAL CITY CORP         COM       635405103       3,013     86,050      X                                           86,050
NORTH FORK BANCORP         COM       659424105       2,830     74,375      X                                           74,375
ORACLE                     COM       68389X105       4,550    381,385      X                                          381,385
PATTERSON COMPANIES        COM       703412106       6,396     83,625      X                                           83,625
PEPSICO                    COM       713448108       2,073     38,468      X                                           38,468
PFIZER                     COM       717081103       3,497    102,004      X                                          102,004
PITNEY BOWES               COM       724479100         510     11,525      X                                           11,525
PLANTRONICS                COM       727493108       5,027    119,413      X                                          119,413
POLARIS INDUSTRIES         COM       731068102       3,183     66,312      X                                           66,312
PROCTER & GAMBLE           COM       742718109       3,795     69,716      X                                           69,716
PROVIDIAN FINANCIAL        COM       74406A102         723     49,300      X                                           49,300
RAYMOND JAMES FINL         COM       754730109       1,463     55,296      X                                           55,296
ROSS STORES                COM       778296103       2,863    106,995      X                                          106,995
S E I INVESTMENTS          COM       784117103       3,635    125,166      X                                          125,166
SAFEWAY                    COM       786514208       1,553     61,275      X                                           61,275
SKECHERS USA               COM       830566105         933     71,800      X                                           71,800
SUPERIOR INDUSTRIES        COM       868168105       1,091     32,620      X                                           32,620
UNITED TECHNOLOGIES        COM       913017109         791      8,648      X                                            8,648
VERIZON COMMUNICATIONS     COM       92343V104         657     18,144      X                                           18,144
WATERS                     COM       941848103       5,731    119,944      X                                          119,944